ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Results of operations and consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Subsidiary And Variable Interest Entity [Line Items]
Revenue	¥ 1,018,139	$ 143,402	¥ 985,517	¥ 944,722
Net income	180,907	25,479	109,819	(37,051)
Net cash provided by operating activities	172,122	24,242	188,466	38,214
Net cash provided by (used in) investing activities	(6,509)	(917)	(32,842)	(31,951)
Net cash provided by financing activities	(9,448)	(1,331)	(6,956)	410
Net increase in cash and cash equivalents	163,768	23,067	194,637	(6,320)
VIE
Subsidiary And Variable Interest Entity [Line Items]
Revenue	1,010,418	142,314	985,436	944,722
Net income	258,999	36,479	189,204	92,175
Net cash provided by operating activities	215,169	30,306	258,279	144,980
Net cash provided by (used in) investing activities	18,960	2,670	(68,433)	(76,555)
Net cash provided by financing activities				97
Net increase in cash and cash equivalents	¥ 234,129	$ 32,976	¥ 189,846	¥ 68,522